                 [Orrick, Herrington & Sutcliffe LLP Letterhead]

December 20, 2005

Max A. Webb, Esq., Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Banc of America Funding Corporation
         Registration Statement on Form S-3
         ----------------------------------

Dear Mr. Webb:

On behalf of Banc of America Funding Corporation (the "Depositor"), enclosed are two courtesy copies of the Depositor's Registration Statement on Form S-3 (the
"Registration Statement), which has been filed today with the Securities and
Exchange Commission (the "Commission") through the EDGAR system.

We believe that the Registration Statement complies in all respects with the requirements of Regulation AB. In this regard, please be advised that the sponsor under the Registration Statement is Bank of America, N.A. ("Bank of
America"). Bank of America is also the sponsor under the registration statement of Banc of America Mortgage Securities, Inc. ("BOAMS") which is a participant in the Commission's Regulation AB pilot program. Bank of America continues to appreciate the unique opportunity that their pilot program participation affords them, including the ability to leverage all of the learning that their participation provided in the preparation of the Registration Statement being currently submitted, including with respect to the presentation of static pool information. To that end, and as Bank of America discussed with you during their pilot program participation, the filing of this Registration Statement, as well as three additional registration statements for which Bank of America is also the sponsor, was postponed until the BOAMS program was nearly complete in order to incorporate, to the fullest extent possible, all of Bank of America's learning from their participation. The Registration Statement is the product of a substantial effort by Bank of America and they believe it incorporates all of the applicable changes that were made to the BOAMS registration statement as a result of such pilot program participation.

Consistent with its approach to the preparation of the BOAMS registration statement, Bank of America undertook the preparation of this Registration
Statement by forming a Regulation AB

Max A. Webb, Esq.
December 20, 2005

task force in early 2005 to review Regulation AB, to monitor the interpretations and other information provided by the Commission through the Commission's public outreach efforts and to apply the learning provided by their BOAMS pilot program participation. This task force includes representatives from Bank of America's treasury, consumer real estate, commercial real estate, investment banking, legal, compliance, project management and servicing groups, as well as advice from external legal counsel and accountants. As Bank of America discussed with you during their BOAMS pilot program participation, implementation of Regulation
AB has been and continues to be a significant priority for Bank of America, involving many divisions within the organization.

If you have any questions or require any additional information with respect to these documents, please contact me at (202) 339-8479.

Very truly yours,

/s/ Michael H. Mitchell

Michael H. Mitchell

cc:   Michael G. Holmquist, Esq.

Enclosure